GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Impairment Test on Markets (Details) - FCC licenses $ in Millions	3 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($) market	Sep. 30, 2024 USD ($) market	Jun. 30, 2024 USD ($) market	Dec. 31, 2024 market	Dec. 31, 2023 market
Impairment Testing Assumptions [Line Items]
Markets Tested				5	8
TV Media
Impairment Testing Assumptions [Line Items]
Markets Tested	6	14	8
Markets Impaired	6	5	2
Impairment | $	$ 157	$ 104	$ 15
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment charges	Impairment charges	Impairment charges
Measurement Input, Discount Rate | TV Media
Impairment Testing Assumptions [Line Items]
Assumption rates for intangible asset impairment testing (in percent)	0.0750	0.0750	0.08
Measurement Input, Long-Term Revenue Growth Rate | TV Media
Impairment Testing Assumptions [Line Items]
Assumption rates for intangible asset impairment testing (in percent)	(0.02)	(0.02)	0